Net Income (Loss) Per Share Attributable to Common Stockholders	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Net Income (Loss) Per Share Attributable to Common Stockholders
Net Income (Loss) Per Share Attributable to Common Stockholders

Note 9. Net Income (Loss) Per Share Attributable to Common Stockholders

The Company follows the two-class method when computing net income (loss) per common share when shares are issued that meet the definition of participating securities. The Company considers its convertible preferred stock and the RSAs to be participating securities as holders of such securities have non-forfeitable dividend rights in the event of the declaration of a dividend for shares of common stock. During the periods when the Company is in a net loss position, the net loss attributable to common stockholders was not allocated to the convertible preferred stock and the RSAs under the two-class method as these securities do not have a contractual obligation to share in losses. Distributed and undistributed earnings allocated to participating securities are subtracted from net income (loss) in determining net income attributable to common stockholders. Basic net income (loss) per share is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of the Company’s common stock outstanding. The diluted net income per share attributable to common stockholders is computed by giving effect to all dilutive securities. Diluted net income per share attributable to common stockholders is computed by dividing the resulting net income attributable to common stockholders by the weighted-average number of fully diluted common shares outstanding. During the periods when there is a net loss attributable to common stockholders, potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive.

A reconciliation of the numerator and denominator used in the calculation of the basic and diluted earnings per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Numerator:
Net income (loss)	$15,761	$(62,300)	$(67,226)	$(11,658)	$(33,112)
Less: undistributed earnings to participating securities	(3,622)	—	—	—	—
Net income (loss) attributable to common stockholders — basic	12,139	(62,300)	(67,226)	(11,658)	(33,112)
Add: adjustments to undistributed earnings to participating securities	189	—	—	—	—
Net income (loss) attributable to common stockholders — diluted	$12,328	$(62,300)	$(67,226)	$(11,658)	$(33,112)
Denominator:
Weighted-average shares of common stock — basic	34,325,728	34,320,311	34,252,578	34,252,578	34,252,578
Effect of dilutive stock options	2,453,973	—	—	—	—
Weighted-average shares of common stock — diluted	36,779,701	34,320,311	34,252,578	34,252,578	34,252,578
Net income (loss) per share attributable to common stockholders:
Basic	$0.35	$(1.82)	$(1.96)	$(0.34)	$(0.97)
Diluted	$0.34	$(1.82)	$(1.96)	$(0.34)	$(0.97)

The following common stock equivalents were excluded from the computation of diluted net income (loss) per share for the periods presented because including them would have been antidilutive:

	Year Ended December 31,			Six Months Ended June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Convertible preferred stock	8,772,852	10,148,292	11,523,732	10,148,292	12,073,908
Stock options to purchase common stock	103,333	2,603,333	53,333	2,575,208	203,333
Restricted stock awards	1,404,557	1,404,557	1,404,557	1,404,557	1,404,557
Restricted stock units	1,670,669	2,186,915	3,247,352	2,852,717	4,484,861
Total	11,951,411	16,343,097	16,228,974	16,980,774	18,166,659